Stockholders' Deficit (Details) - $ / shares	1 Months Ended
	Dec. 20, 2021	Oct. 31, 2021	Dec. 31, 2022	Dec. 31, 2021	Dec. 22, 2021	Apr. 30, 2021
Stockholders' Deficit (Details) [Line Items]
Preferred stock, shares authorized			1,000,000	1,000,000
Preferred stock, par value (in Dollars per share)			$ 0.0001	$ 0.0001
Common stock, shares authorized			100,000,000	100,000,000
Common stock, par value (in Dollars per share)			$ 0.0001	$ 0.0001
Shares issued						5,175,000
Price per share (in Dollars per share)			$ 18
Cancellation, common stock		862,500
Shares issued common stock					450,000
Common stock shares, outstanding			5,193,750	5,193,750
Common stock shares, issued			5,193,750	5,193,750
Common stock subject to redemption			18,975,000	18,975,000
Common Stock [Member]
Stockholders' Deficit (Details) [Line Items]
Dividend description	Company effected a 1.1- for-1 stock dividend of its common stock, resulting in an aggregate of 4,743,750 Founder Shares issued and outstanding.
Over-Allotment Option [Member]
Stockholders' Deficit (Details) [Line Items]
Issued of full exercise of over-allotment					37,500
Business Combination [Member]
Stockholders' Deficit (Details) [Line Items]
Initial business combination percentage			50.00%
Sponsor [Member]
Stockholders' Deficit (Details) [Line Items]
Shares issued						25,000
Price per share (in Dollars per share)						$ 0.005